Trade and other receivables - Schedule of Movements in Loss Allowance (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of The Movements In The Loss Allowance [Line Items]
Opening balance loss allowance at the beginning of the year	€ 0
Closing balance loss allowance at the end of the year	0	€ 0
Trade receivables
Schedule of The Movements In The Loss Allowance [Line Items]
Opening balance loss allowance at the beginning of the year	1	2
Additions to loss allowance	0	0
Receivables written off during the year as uncollectible	0	0
Unused amount reversed during the year	(1)	(1)
Closing balance loss allowance at the end of the year	€ 0	€ 1